Income Taxes - Tax Credit and Loss Carry Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. state income tax credits	$ 12
U.S. state income tax credits, expiration date	Dec. 31, 2026
U.S. state NOL (gross amount)	$ 16
U.S. state NOL (gross amount), expiration date	2018